Lease prepayments (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Lease Prepayments [Abstract]
Disclosure of detailed information about lease prepayments [Text Block]

	March 31, 2020	March 31, 2019
Towards land and buildings*	-	1,322,748
	-	1,322,748

* Includes ₹ Nil (March 2019: ₹ 1,317,696) paid for acquiring leasehold rights of land for construction of Data Centers.